INTANGIBLE ASSETS AND GOODWILL - Changes in Intangible Assets and Goodwill (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
Finite-lived Intangible Assets [Roll Forward]
Intangible assets, beginning balance	$ 23,514,259	$ 0	$ 0
Acquisitions			23,125,786
Additions	500,000		850,000
Impairment	(350,000)		(461,527)
Intangible assets, ending balance	23,664,259		23,514,259	$ 0
Accumulated amortization, beginning balance	(338,958)	0	0
Impairment	0		230,763
Amortization	(580,274)	0	(569,721)	0
Accumulated amortization, ending balance	(907,267)		(338,958)	0
Goodwill, beginning balance	12,788,671	0	0
Acquisitions			18,952,517
Impairment	0		(6,163,846)
Goodwill, ending balance	12,788,671		12,788,671	0
Total intangible assets and Goodwill, beginning balance	35,963,972	$ 0	0
Acquisitions			42,078,303
Additions	500,000		850,000
Impairment	(350,000)		(6,394,610)	0
Amortization	(568,309)		(569,721)
Total intangible assets and Goodwill, ending balance	$ 35,545,663		$ 35,963,972	$ 0